Related-Party Transactions (Notes)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related-Party Transactions
RELATED-PARTY TRANSACTIONS

Commercial Agreements. The Partnership has various long-term, fee-based commercial agreements with Tesoro under which we provide pipeline transportation, trucking, terminal distribution and storage services to Tesoro, and Tesoro commits to provide us with minimum monthly throughput volumes of crude oil and refined products.

If, in any calendar month, Tesoro fails to meet its minimum volume commitments under these agreements, it will be required to pay us a shortfall payment. These shortfall payments may be applied as a credit against any amounts due above their minimum volume commitments for up to three months after the shortfall occurs. Deferred revenue in the condensed combined consolidated balance sheet at June 30, 2012, includes $0.3 million related to shortfall billings to Tesoro.

We believe the terms and conditions under these agreements, as well as our other agreements with Tesoro described below, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services. These commercial agreements with Tesoro include the following in effect since the Initial Offering:

•	a 10-year pipeline transportation services agreement under which Tesoro pays the Partnership fees for gathering and transporting crude oil on our High Plains system;

•
a 5-year amended crude oil trucking transportation services agreement under which Tesoro pays the Partnership fees for trucking related services and scheduling and dispatching services that we provide through our High Plains truck-based crude oil gathering operation;

•	a 10-year master terminalling services agreement under which Tesoro pays the Partnership fees for providing terminalling services at our eight refined products terminals;

•
a 10-year pipeline transportation services agreement under which Tesoro pays the Partnership fees for transporting crude oil and refined products on our five Salt Lake City ("SLC") short-haul pipelines; and

•
a 10-year SLC storage and transportation services agreement under which Tesoro pays the Partnership fees for storing crude oil and refined products at our SLC storage facility and transporting crude oil and refined products between the storage facility and Tesoro's Utah refinery through interconnecting pipelines on a dedicated basis.

In addition, we entered into the following agreements during 2012:

•
a 10-year terminal use and throughput agreement, effective April 1, 2012, under which Tesoro pays the Partnership fees for providing terminalling services at the Martinez Crude Oil Marine Terminal (see Note B for additional information);

•
a 10-year berth access, use and throughput agreement, effective September 14, 2012, under which Tesoro pays the Partnership fees for providing terminalling services at the Long Beach marine terminal (see Note B for additional information);

•
a 10-year pipeline transportation services agreement, effective September 14, 2012, under which Tesoro pays the Partnership fees for transporting refined products on two LA short-haul pipelines from the Wilmington Refinery to a third-party terminal (see Note B for additional information); and

•
a 10-year track use and throughput agreement, effective November 15, 2012, under which Tesoro pays the Partnership fees for transporting and offloading crude oil through the Anacortes rail unloading facility assets (see Note O for additional information).

Each of these agreements, other than the SLC storage and transportation services agreement, contain minimum volume commitments. The fees under each agreement are adjusted annually on July 1, and, except for the amended trucking transportation services agreement, the agreements give Tesoro the option to renew for two five-year terms. The amended trucking transportation services agreement will renew automatically for one five-year term unless earlier terminated by us or Tesoro. The berth access, use and throughput agreement associated with the Long Beach marine terminal and the pipeline transportation services agreement associated with the LA short-haul pipelines further allow Tesoro the option to modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.

Amended and Restated Omnibus Agreement.  The Partnership entered into an omnibus agreement with Tesoro at the closing of the Initial Offering. The agreement has been amended for each acquisition from Tesoro including the September 14, 2012 amendment, which was entered into in connection with the Long Beach Assets Acquisition (the "Amended Omnibus Agreement"). The annual fee payable to Tesoro under the Amended Omnibus Agreement remained $2.5 million for the provision of various general and administrative services. Additionally, under the Amended Omnibus Agreement, Tesoro indemnifies us for certain matters, including environmental, title and tax matters associated with the ownership of our assets at or before the closing of the Initial Offering on April 26, 2011 and the subsequent acquisitions. The aggregate annual deductible for each type (unknown environmental liabilities, title or tax matters) of liability was $0.5 million before we are entitled to indemnification in any calendar year in consideration of the Martinez Marine Terminal Acquisition and the Long Beach Assets Acquisition. The aggregate annual deductible in effect at December 31, 2011 was $0.25 million. See Note K for further discussion of the indemnification provisions and Note O for additional information related to the Amended Omnibus Agreement.

Amended and Restated Operational Services Agreement.  The Partnership entered into an operational services agreement with Tesoro at the closing of the Initial Offering. The agreement has been amended for each acquisition from Tesoro including the September 14, 2012 amendment, which was entered into in connection with the Long Beach Assets Acquisition (the "Amended Operational Services Agreement"), and considers the additional resources required to operate the Martinez Crude Oil Marine Terminal and the Long Beach Assets, primarily for wharf support and security personnel. Under the Amended Operational Services Agreement, the annual fee we pay Tesoro was $1.7 million for support services performed by certain of Tesoro's field-level employees in support of our pipelines, terminals and storage facilities. Tesoro may also provide direct services or incur other direct costs on our behalf. The fee in effect at December 31, 2011 was $0.3 million. The Partnership will reimburse Tesoro for these costs in accordance with this agreement. See Note O for additional information related to the Amended Operational Services Agreement.

TLLP Transactions. Revenues from affiliates consist of revenues from commercial agreements we entered into with Tesoro under which Tesoro pays us fees for gathering crude oil and distributing, transporting and storing crude oil and refined products. Pursuant to our Amended Omnibus Agreement, we pay Tesoro an annual corporate services fee for the provision of various centralized corporate services including executive management, legal, accounting, treasury, human resources, health, safety and environmental, information technology, insurance coverage, administration and other corporate services.

Predecessors' Transactions. Related-party transactions of our Predecessors were settled through equity. The balance in receivables and accounts payable from affiliated companies represents the amount owed from or to Tesoro related to certain affiliate transactions. Revenues from affiliates in the combined statements of operations of our Predecessors consist of revenues from Tesoro with respect to transportation regulated by the Federal Energy Regulatory Commission ("FERC") and the North Dakota Public Service Commission ("NDPSC") on our High Plains system.

Summary of Transactions. A summary of revenue and expense transactions with Tesoro, including expenses directly charged and allocated to our Predecessors, are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenues	$32,458	$18,878	$58,811	$24,440
Operating and maintenance expenses (a)	3,883	9,956	8,413	21,251
General and administrative expenses	3,071	2,233	5,829	3,795
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(a)
Operating and maintenance expenses include imbalance settlement gains of $2.5 million and $1.3 million for the three months ended June 30, 2012 and 2011, respectively, and $5.0 million and $2.4 million in the six months ended June 30, 2012 and 2011, respectively.

In accordance with our partnership agreement, our common, subordinated and general partner interests are entitled to receive quarterly distributions of available cash. In February and April 2012, we paid quarterly cash distributions, of which $12.1 million was paid to affiliates. On July 19, 2012, we declared a quarterly cash distribution of $6.8 million related to Tesoro. See Note O for additional information on cash distributions declared or paid to Tesoro related to our quarterly financial results subsequent to the quarter ended June 30, 2012.